Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per Share [Abstract]
Schedule of Earnings per Share, Basic and Diluted

For the six months ended June 30,
2024 2023
Net comprehensive income/(loss) $ (706) $ 33,077
Dividends on series B preferred shares (2,884) (2,884)
Net comprehensive income/(loss) attributable to common
stockholders $ (3,590) $ 30,193
Weighted average number of common shares, basic 112,818,414 98,489,613
Earnings/(loss) per share, basic $ (0.03) $ 0.31
Weighted average number of common shares, basic 112,818,414 98,489,613
Incremental shares

- 1,272,798
Weighted average number of common shares, diluted

112,818,414 99,762,411
Earnings/(loss) per share, diluted $ (0.03) $ 0.30